Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-05 - Fidelity Managed Retirement 2025 Fund	Class K Return Before Taxes Past 1 year	Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNL Past 1 year	IXZNL Since Inception		F0741 Past 1 year	F0741 Since Inception
Total	13.20%	13.80%	[1]	7.51%	6.39%	[1]	12.60%	12.84%	[1]	18.40%	20.72%	[1]

[1]	(a)From August 1, 2019